OTHER FINANCIAL ITEMS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income and Expenses [Abstract]
Net increase/(decrease) in fair value of non-designated derivatives	$ 7,726	$ 6,493	$ (3,696)
Net cash payments on non-designated derivatives	(2,653)	(179)	68
Net increase/(decrease) in fair value of designated derivatives (ineffective portion)	224	1,466	(780)
Other items	(3,294)	(1,904)	(2,632)
Total other financial items	2,003	5,876	(7,040)
Amount reclassified from Other comprehensive income resulting from certain interest rate swaps no longer being designated as cash flow hedges	$ 2,102	$ 0	$ 1,800